Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies [Abstract]
Future minimum rental receipts

For the twelve month period ended June 30,	Amount
2017	$216,748
2018	172,329
2019	128,099
2020	110,250
2021	63,730
Thereafter	194,561
Total	$885,717